Cover page	Nov. 16, 2020
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Nov. 16, 2020
Entity Registrant Name	URBAN EDGE PROPERTIES
Entity Incorporation, State or Country Code	MD
Entity File Number	001-36523
Entity Tax Identification Number	47-6311266
Entity Address, Address Line One	888 Seventh Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
City Area Code	(212)
Local Phone Number	956-2556
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common shares of beneficial interest, par value $0.01 per share
Trading Symbol	UE
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001611547
Amendment Flag	false
Urban Edge Properties LP
Entity Information [Line Items]
Entity Registrant Name	URBAN EDGE PROPERTIES LP
Entity Incorporation, State or Country Code	DE
Entity File Number	333-212951-01
Entity Tax Identification Number	36-4791544
Entity Emerging Growth Company	false